Income Taxes - Schedule of Reconciliation Between Total Income Tax Expense (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective income tax rate	25.00%	25.00%	25.00%